Related Party Transactions (Detail) - Successor [Member] - USD ($) $ in Millions	3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended		16 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013
Related Party Transaction [Line Items]
Management fee expense	$ 0.0		$ 0.8	$ 0.0	$ 0.0	$ 1.6	$ 3.2	$ 3.1
Carlyle Investment Management Llc [Member]
Related Party Transaction [Line Items]
Fees and commissions							3.0
Management fee expense	$ 0.0		0.8		$ 0.0	1.6	3.2	3.1
Pre tax charge related to management agreement		$ 13.4					13.4
Carlyle Investment Management Llc [Member] | One-time Fee [Member]
Related Party Transaction [Line Items]
Fees and commissions								35.0
Carlyle Investment Management Llc [Member] | Deferred Financing Costs [Member]
Related Party Transaction [Line Items]
Fees and commissions								14.0
Carlyle Investment Management Llc [Member] | Acquisition-related Costs [Member]
Related Party Transaction [Line Items]
Fees and commissions								21.0
Service King Collision Repair [Member]
Related Party Transaction [Line Items]
Related parties sales			$ 2.0			$ 4.0	$ 4.0	2.0
Other Related Party [Member]
Related Party Transaction [Line Items]
Fees and commissions								$ 0.1	$ 2.1
Stock issued during period, shares, acquisitions							352,143
Stock issued during period, value, acquisitions							$ 0.5